Reorganization Items (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Reorganization Items

Reorganization items were comprised of the following (in thousands):

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
Cancellation of debt	$—	$—	$—	$298,831	$—
Plan implementation and fresh start valuation adjustments	—	—	—	(49,302)	—
Professional fees	(712)	(4,826)	(1,894)	(7,813)	(10,902)
Write-off of Old Notes deferred loan costs	—	—	—	(8,258)	—

Total reorganization items, net	$(712)	$(4,826)	$(1,894)	$233,458	$(10,902)